Cover	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity File Number	001-42930
Entity Registrant Name	NextBoat Inc.
Entity Central Index Key	0002067767
Entity Tax Identification Number	33-2636992
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1701 Jel Wade Dr
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28401
City Area Code	(910)
Local Phone Number	772-9277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NXB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false